Share-based compensation - Long-Term Incentive Plan (Details)												12 Months Ended
	Oct. 01, 2024 USD ($) EquityInstruments	Jul. 01, 2024 USD ($) shares	Jul. 01, 2024 USD ($) shares	Jul. 01, 2024 USD ($) Options shares	Jul. 01, 2024 USD ($) EquityInstruments shares	Jul. 01, 2024 USD ($) $ / shares shares	Dec. 15, 2023 EquityInstruments item $ / shares shares	Nov. 08, 2023 USD ($) EquityInstruments $ / shares	Jul. 01, 2023 EquityInstruments item $ / shares shares	Jul. 01, 2022 USD ($) EquityInstruments	Jul. 01, 2021 USD ($) EquityInstruments	Jun. 30, 2025 Options	Jun. 30, 2024 Options
Long-Term Incentive Plan
Share-based compensation
Number of units granted					2,295,434			3,113,125	3,113,125	674,106	171,164
Grant date fair value | $	$ 3.65	$ 5.07	$ 5.07	$ 5.07	$ 5.07	$ 5.07		$ 3.41		$ 9.68
Granted | Options												3,277,477	3,605,301
Exercise price | $ / shares						$ 5.07	$ 4	$ 4
Long-Term Incentive Plan | Grant date fair value of 30.68 USD
Share-based compensation
Number of units granted											170,221
Grant date fair value | $											$ 30.68
Long-Term Incentive Plan | Grant date fair value of 22.38 USD
Share-based compensation
Number of units granted											943
Grant date fair value | $											$ 22.38
Time-vesting RSUs
Share-based compensation
Number of units granted	102,740				1,252,241			1,696,022		255,754	62,217
Percentage of awards vesting annually			33.33%					33.33%		33.33%	33.33%
Vesting period		3 years						3 years		3 years	3 years
Non-Market Performance RSUs
Share-based compensation
Number of units granted					1,043,193			1,417,103		418,352	108,947
Vesting period		3 years						3 years		3 years	3 years
Duration of gross profit		3 years						3 years		3 years	3 years
Stock options under long-term incentive plan
Share-based compensation
Percentage of awards vesting annually			33.33%				33.33%		33.33%
Vesting period		3 years											3 years
Granted				3,277,477	3,277,477		682,021		2,923,280				3,605,301
Number of shares per option | shares		1	1	1	1	1	1		1
Exercise price | $ / shares						$ 5.07	$ 4		$ 4
Vested options term		10 years					10 years		10 years
Number of different tranches | item							3		3
Minimum | Non-Market Performance RSUs
Share-based compensation
Potential award level of grant, depending on achievement of gross profit			25.00%					25.00%		25.00%	25.00%
Maximum | Non-Market Performance RSUs
Share-based compensation
Potential award level of grant, depending on achievement of gross profit			200.00%					200.00%		200.00%	200.00%